SUPPLEMENT DATED DECEMBER 8, 2003
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                  USALLIANZ LIFEFUNDSM VARIABLE LIFE INSURANCE
                    USALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
                 DATED MAY 1, 2003, AS SUPPLEMENTED MAY 1, 2003

                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
         DATED MAY 1, 2003 AS SUPPLEMENTED MAY 1, 2003 AND JULY 10, 2003

                    USALLIANZ CHARTER(TM) II VARIABLE ANNUITY
             DATED MAY 1, 2003 AS SUPPLEMENTED MAY 1, 2003, JULY 10,
                            2003 AND OCTOBER 6, 2003

                                       AND
                 THE STATEMENT OF ADDITIONAL INFORMATION FOR THE
                 CONTRACTS REFERENCED ABOVE DATED MAY 1, 2003 AS
                   SUPPLEMENTED MAY 1, 2003 AND JULY 17, 2003

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OR
                         ALLIANZ LIFE VARIABLE ACCOUNT B

This supplement updates certain information contained in the prospectus and statement of additional information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

Effective December 8, 2003, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ AllianceBernstein Technology Fund, which will now be known as the USAZ Oppenheimer Emerging Technologies Fund.




                                                                   PRO-003-0503